Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (48,047,523)	$ (6,870,703)	¥ (36,097,872)	¥ (33,710,541)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from disposal of long-term investments	(11,932,631)	(1,706,344)
Provision for credit loss	1,696,285	242,566
Depreciation and amortization	21,498,886	3,074,300	24,226,472	21,984,382
Loss (gain) from disposal of property and equipment	45,422	6,495	(60,983)	893
Share-based compensation	569,708	81,467	2,811,732	3,068,041
Deferred income tax benefit	(3,578,203)	(511,676)	(6,401,691)	(6,812,790)
Loss on deconsolidation of subsidiaries and others, net	51,929	7,426	438,153
Impairment loss of goodwill	33,908,719	4,848,882	0	0
Gain from acquisition of a subsidiary				(4,018)
Foreign currency exchange gain (loss)	503	72	(3)	7
Accounts receivable	2,414,468	345,264	(477,355)	3,616,548
Prepaid expenses and other current assets	508,907	72,773	(19,823,403)	(2,386,561)
Other non-current assets	(4,184,104)	(598,318)	(3,464,724)	(3,275,623)
Income tax payable			(1,081)	(13,753)
Accrued expenses and other payables	(536,237)	(76,681)	7,397,566	(7,139,011)
Deferred revenues	(8,254,899)	(1,180,435)	28,108,019	33,423,899
Net cash provided by (used in) operating activities	(15,838,770)	(2,264,912)	(3,345,170)	8,751,473
Cash flows from investing activities:
Purchase of property and equipment	(1,281,220)	(183,212)	(20,024,903)	(2,240,101)
Proceeds from disposal of property and equipment disposal	53,819	7,696	56,050	14,850
Cash paid for liabilities assumed in relation to acquisition of Youru (Note 3)			(198,333)	(1,023,859)
Payment for acquisition of a subsidiary, less cash acquired				(417,376)
Proceeds from deconsolidation of subsidiaries and others, less cash disposed	49,932,631	7,140,271	(89,543)
Cash paid for acquisition of non-redeemable non-controlling interests				(300,000)
Net cash (used in) provided by investing activities	48,705,230	6,964,755	(20,256,729)	(3,966,486)
Cash flows from financing activities:
Cash paid for employee individual income tax for net- settlement of vested shares	(57,580)	(8,234)	(93,699)	(68,326)
Proceeds from term loan	37,063,829	5,300,057
Repayment of term loan	(21,031,929)	(3,007,526)
Cash received for exercise of share options	366,694	52,437		471,765
Net cash provided by (used in) financing activities	16,341,014	2,336,734	(93,699)	403,439
Effect of foreign exchange rate changes on cash and cash equivalents	(495,182)	(70,811)	52,361	(1,393)
Net increase (decrease) in cash and cash equivalents	48,712,293	6,965,766	(23,643,237)	5,187,033
Cash and cash equivalents at beginning of year	36,523,995	5,222,862	60,167,232	54,980,199
Cash and cash equivalents at end of year	85,236,288	12,188,627	36,523,995	60,167,232
Supplemental disclosures of cash flow information:
Cash paid for income tax				20,427
Cash refunded for income tax			(4)	(211)
Cash paid for interest expenses	(398,582)	(56,996)
Cash paid for amounts included in measurement of operating leases liabilities	19,972,601	2,856,044	19,728,002	18,077,004
Lease liability arising from obtaining Right-of-use assets	21,078,085	3,014,126	26,936,993	1,709,583
Non-cash investing and financing activities:
Consideration payable for acquisition of Youru (Note 3)				198,333
Disposal of net liabilities of subsidiaries, excluding cash	5,247,184	750,337	(348,610)
Lease liability arising from obtaining Right-of-use assets	¥ 21,078,085	$ 3,014,126	¥ 26,936,993	¥ 1,709,583